GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

March 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
Registration Nos.:  333-7305; 811-7685

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the SAM Sustainable Global Active Fund, a series of The RBB Fund, Inc., into the Frontegra SAM Global Equity Fund, a series of the Company.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:  Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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